RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related party of $9,977,177 as of December 31, 2012 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte"), the Company's 40% owned affiliate, for module products sold.

        The amount due from related party of $19,835,942 as of December 31, 2011 is a trade receivable from the affiliate Suzhou Gaochuangte New Energy Co. Ltd ("Gaochuangte"), the Company's 40% owned affiliate, for module products sold.

        The amount due to related party of $5,036,642 as of December 31, 2012 consists of (i) a government award of $283,191, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major stockholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $4,753,450 to Gaochuangte for the solar project construction service fees.

        The amount due to related party of $3,007,809 as of December 31, 2011 consists of (i) a government award of $282,498, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major stockholder of the Company, which was initially paid to the Company, and (ii) a trade payable of $2,725,311 to Gaochuangte for the solar project construction service fees.

Related party transactions:

Guarantees and Share Pledges

        Dr. Qu fully guaranteed a one-year RMB1,520 million and RMB1,001 million loan facilities from Chinese Commercial Banks in 2011 and 2012, respectively. Amounts drawn down from the facilities as at December 31, 2011 and 2012 were $33,328,470 and $66,349,563 respectively.

Sales and purchase contracts with affiliates

        In 2012, the Company sold solar modules to Gaochuangte in the amount of RMB66,520,343 ($10,513,212).

        In 2011, the Company sold solar modules to Gaochuangte in the amount of RMB125,948,865 ($19,674,164).

        In 2012, the Company paid RMB 12,987,653 ($2,066,288) to Gaochuangte for solar project construction services. Since the solar project is for the Company's internal use, these amounts were recorded in construction in progress.

        In 2011, the Company paid RMB16,444,130 ($2,609,798) to Gaochuangte for solar project construction services. Since the solar project is for the Company's internal use, these amounts were recorded in construction in progress.